CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 31.1	$ 45.3	$ 227.0
Accounts receivable, net	498.9	525.2	473.9
Inventory, net	687.7	586.6	609.2
Deferred tax assets, current	70.4	69.6	73.2
Other current assets	38.2	46.5	59.4
Total current assets	1,326.3	1,273.2	1,442.7
Property, plant and equipment	5,884.4	5,871.9	5,943.9
Accumulated depreciation	(4,040.0)	(3,991.8)	(3,931.6)
Property, plant and equipment, net	1,844.4	1,880.1	2,012.3
Other non-current assets:
Investment in Magnetation LLC	186.5	187.8	150.0
Other non-current assets	258.2	264.6	298.1
TOTAL ASSETS	3,615.4	3,605.7	3,903.1
Current liabilities:
Accounts payable	617.4	601.8	538.3
Accrued liabilities	175.7	142.9	164.8
Current portion of long-term debt	0.6	0.8	0.7
Current portion of pension and other postretirement benefit obligations	73.4	85.9	108.6
Total current liabilities	867.1	831.4	812.4
Non-current liabilities:
Long-term debt	1,657.2	1,506.2	1,411.2
Pension and other postretirement benefit obligations	908.0	965.4	1,661.7
Other non-current liabilities	110.5	110.0	108.8
TOTAL LIABILITIES	3,542.8	3,413.0	3,994.1
Equity (deficit):
Common stock, authorized 200,000,000 shares of $.01 par value each; issued 136,844,563, 149,691,388 and 149,094,571 shares in 2014, 2013 and 2012; outstanding 136,712,665, 136,380,078 and 135,944,172 shares in 2014, 2013 and 2012	1.4	1.5	1.5
Additional paid-in capital	1,909.3	2,079.2	2,069.7
Treasury stock, common shares at cost, 131,898, 13,311,310 and 13,150,399 shares in 2014, 2013 and 2012	(0.9)	(174.0)	(173.3)
Accumulated deficit	(2,537.2)	(2,451.1)	(2,404.3)
Accumulated other comprehensive income	299.2	323.4	1.1
Total stockholders' equity (deficit)	(328.2)	(221.0)	(505.3)
Noncontrolling interests	400.8	413.7	414.3
TOTAL EQUITY (DEFICIT)	72.6	192.7	(91.0)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	3,615.4	3,605.7	3,903.1
Variable Interest Entity, Primary Beneficiary [Member] | SunCoke Middletown [Member]
Current assets:
Cash and cash equivalents	0.4	14.2	0
Accounts receivable, net	0.5	0	1.0
Inventory, net	24.2	22.1	28.3
Property, plant and equipment	418.6	418.5	414.5
Accumulated depreciation	(32.6)	(29.0)	(15.0)
Other assets (liabilities), net	0.1	(0.7)	(1.2)
Current liabilities:
Accounts payable	12.3	13.3	15.4
Equity (deficit):
Noncontrolling interests	398.9	411.8	412.2
Variable Interest Entity, Primary Beneficiary [Member] | Other Variable Interest Entities [Member]
Current assets:
Cash and cash equivalents	0.9	1.0	1.2
Property, plant and equipment	11.3	11.5	11.4
Accumulated depreciation	(9.0)	(9.2)	(8.9)
Other assets (liabilities), net	0.7	0.6	0.6
Equity (deficit):
Noncontrolling interests	$ 1.9	$ 1.9	$ 2.1